Disposition	6 Months Ended
Jun. 30, 2015
Disposition [Abstract]
DISPOSITION

NOTE 12 — DISPOSITION

On December 16, 2013,DanDrit Biotech A/S sold its’ Dormant Singapore subsidiary DanDrit Singapore Pte. Ltd., for $1 resulting in no gain or loss from the sale and discontinuing the operations. The Company had no sales or operations for the periods presented in the accompanying financial statements.